Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
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Movements of Goodwill
The movements in 2020 and 2019 were as follows:

£m 1
Cost
1 January 2019	14,051.9
Additions 2	8.5
Revision of earnout estimates	(14.1)
Disposals	(18.6)
Transfer to disposal group classified as held for sale	(2,729.1)
Exchange adjustments	(410.0)
31 December 2019	10,888.6
Additions 2	40.1
Revision of earnout estimates	(2.8)
Disposals	(24.6)
Exchange adjustments	(94.0)
31 December 2020	10,807.3

Accumulated impairment losses and write-downs
1 January 2019	919.3
Impairment on classification as held for sale 3	70.9
Impairment losses for the year	47.7
Transfer to disposal group classified as held for sale	(230.6)
Exchange adjustments	(29.3)
31 December 2019	778.0
Impairment losses for the year	2,822.9
Exchange adjustments	(182.4)
31 December 2020	3,418.5

Net book value
31 December 2020	7,388.8
31 December 2019	10,110.6
1 January 2019	13,132.6

Notes
1	Figures have been restated as described in the accounting policies.
2
Additions represent goodwill arising on the acquisition of subsidiary undertakings including the effect of any revisions to fair value adjustments that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations. The effect of such revisions was not material in either year presented.

3	Goodwill impairment of £70.9 million arose from the assessment of fair value less costs to sell of the Kantar group on classification as held for sale under IFRS 5.

Movements of Other Intangible Assets
The movements in 2020 and 2019 were as follows:

	Brands with an indefinite useful life £m	Acquired intangibles £m	Other £m	Total £m
Cost
1 January 2019	1,132.8	2,610.0	437.3	4,180.1
Additions	–	–	43.2	43.2
Disposals	–	(3.4)	(41.0)	(44.4)
New acquisitions	–	3.5	–	3.5
Other movements 1	–	–	(1.4)	(1.4)
Exchange adjustments	(41.4)	(28.2)	(9.9)	(79.5)
Transfer to disposal group classified as held for sale	–	(979.0)	(115.9)	(1,094.9)
31 December 2019	1,091.4	1,602.9	312.3	3,006.6
Additions	–	–	54.3	54.3
Disposals	–	(21.5)	(74.8)	(96.3)
New acquisitions	–	4.8	0.2	5.0
Other movements 1	–	5.7	13.1	18.8
Exchange adjustments	(19.5)	(22.2)	(4.8)	(46.5)
31 December 2020	1,071.9	1,569.7	300.3	2,941.9

Amortisation and impairment
1 January 2019	–	2,015.2	322.9	2,338.1
Charge for the year	13.2	116.8	29.6	159.6
Disposals	–	(1.6)	(37.7)	(39.3)
Other movements	–	–	2.6	2.6
Exchange adjustments	–	(15.2)	(9.1)	(24.3)
Transfer to disposal group classified as held for sale	–	(835.9)	(63.0)	(898.9)
31 December 2019	13.2	1,279.3	245.3	1,537.8
Charge for the year	–	88.5	35.2	123.7
Disposals	–	(17.4)	(72.0)	(89.4)
Other movements	–	5.7	5.4	11.1
Exchange adjustments	(0.4)	(26.9)	(3.3)	(30.6)
31 December 2020	12.8	1,329.2	210.6	1,552.6

Net book value
31 December 2020	1,059.1	240.5	89.7	1,389.3
31 December 2019	1,078.2	323.6	67.0	1,468.8
1 January 2019	1,132.8	594.8	114.4	1,842.0

Note
1
Other movements in acquired intangibles include revisions to fair value adjustments arising on the acquisition of subsidiary undertakings that had been determined provisionally at the immediately preceding balance sheet date, as permitted by IFRS 3 Business Combinations.

Cash-generating Units with Significant Goodwill
Cash-generating units (CGUs) with significant goodwill and brands with an indefinite useful life as at 31 December are:

	Goodwill		Brands with an indefinite useful life
	2020 £m	2019 1 £m	2020 £m	2019 £m
GroupM	2,953.7	2,921.7	–	–
Wunderman Thompson	949.4	2,121.9	403.9	409.7
VMLY&R	411.9	901.0	193.4	199.1
Ogilvy	782.0	758.6	206.5	211.1
Burson Cohn & Wolfe	591.1	739.3	128.8	130.2
Other	1,700.7	2,668.1	126.5	128.1
	7,388.8	10,110.6	1,059.1	1,078.2

Note
1	Figures have been restated as described in the accounting policies.

Disclosure of cash generating units with significant impairments of goodwill
The CGUs with significant impairments of goodwill as at 31 December 2020 are set out in the below table with the latest recoverable amount determined as of the December test.

	Operating Sector	Recoverable amount £m	Goodwill impairment charge £m
Wunderman Thompson	Global Integrated Agencies	1,956.8	1,207.5
VMLY&R	Global Integrated Agencies	1,075.7	516.9
Burson Cohn & Wolfe	Public Relations	790.2	144.8
Geometry Global	Specialist Agencies	164.4	305.8
Landor & Fitch	Specialist Agencies	177.6	185.4
Other		1,409.5	462.5
		5,574.2	2,822.9